Long-term investments (Tables)	12 Months Ended
Dec. 31, 2024
Long-term investments
Schedule of long-term investments

As of December 31, 2023 and 2024, the long-term investments consisted of the following:

			December 31,
	Initial Cost	Ownership	2023
	US$		US$
Nonmarketable equity securities
Zhengzhou Lianhe Real Estate Co., Ltd.	241,648	1.85%	282,378
Zhengzhou Taike Real Estate Co., Ltd.	738,073	3.75%	—
Equity method investees
Qingdao Huiju Zhihui City Industrial Development Co., Ltd.	523,459,957	49%	—
Madison Developments Limited.	19,095,969	50%	—
Wuhu Penghong Investment Center (Limited Partnership)	61,998,960	n/a	14,095,331
Suzhou Rongjingchen Real Estate Co., Ltd	42,041,464	24%	21,867,621
Others	68,076,387	n/a	37,542,413
Total			73,787,743

			December 31,
	Initial Cost	Ownership	2024
	US$		US$
Nonmarketable equity securities
Zhengzhou Lianhe Real Estate Co., Ltd.	241,648	1.85%	278,226
Zhengzhou Taike Real Estate Co., Ltd.	738,073	3.75%	—
Equity method investees
Qingdao Huiju Zhihui City Industrial Development Co., Ltd.	523,459,957	49%	—
Madison Developments Limited.	19,095,969	50%	—
Wuhu Penghong Investment Center (Limited Partnership)	61,998,960	n/a	10,047,342
Suzhou Rongjingchen Real Estate Co., Ltd	42,041,464	24%	21,017,557
Others	68,076,387	n/a	36,555,541
Total			67,898,666

Schedule of equity method investees

December 31,
2024
US$
(in thousands)
Current assets	279,824
Non-current assets	219,282
Current liabilities	115,219
Non-current liabilities	292,015
Non-controlling interest	—
Gross revenue	19,384
Gross profit	4,347
Loss from continuing operations	(11,301)
Net loss	(14,375)
Net loss attributable to the Company	(9,231)